Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingent Liabilities (Textual)
Bank guarantees		$ 382
Royalty percentage		5.00%
Accrued Royalties		$ 2,444
Rent expenses		2,452	$ 2,325	$ 2,327
Amount of claim		119
Provision for litigation		26
Annual management fee		180
Pointer Brazil [Member]
Commitments and Contingent Liabilities (Textual)
Outstanding balance		235
Provision for litigation		78
Payments of VAT tax		273
Litigation interest		927
Penalty fee		$ 1,036
Potential timeframe for litigation		14 years
Aggregate amount	$ 14,000